                                    FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

          Report for the Calendar Year or Quarter Ended March 31, 2003
                       If amended report check here: _____

Name of Institutional Investment Manager:

Robert E. Torray & Co. Inc.

Business Address:

7501 Wisconsin Avenue, Suite 1100, Bethesda, MD 20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President  (301) 493-4600


         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 31/st/ day of March, 2003.

                                       By:  /s/ William M Lane
                                          ---------------------------------
                                                William M Lane, Vice President
                                                for Robert E. Torray & Co. Inc.

March 31, 2003                            Form 13F - Robert E. Torray & Co. Inc.

           Item 1                         Item 2           Item 3            Item 4          Item 5

                                           Title           CUSIP          Fair Market         Total
Name of Issuer                           of Class          Number            Value            Shares
--------------                          ----------        --------        -----------       ----------
Abbott Laboratories                       common          002824100        82,666,780        2,198,000
                                                                           23,314,439          619,900
Agilent Technologies                      common          00846U101        20,224,700        1,538,000
                                                                            6,379,065          485,100
American Express Company                  common          025816109        54,144,962        1,629,400
                                                                           16,930,685          509,500
American International Group, Inc.        common          026874107        63,148,639        1,277,020
                                                                           15,962,460          322,800
Amgen, Inc.                               common          031162100        66,435,720        1,154,400
                                                                           15,383,115          267,300
Automatic Data Processing, Inc.           common          053015103        81,772,082        2,655,800
                                                                           22,236,538          722,200
Bank of America Corporation               common          060505104        48,392,160          724,000
                                                                           14,738,220          220,500
Bank One Corporation                      common          06423A103        67,868,494        1,960,384
                                                                           20,451,384          590,739
Boston Scientific Corporation             common          101137107        59,338,408        1,455,800
                                                                           17,229,252          422,700
Bristol-Myers Squibb Company              common          110122108        54,950,045        2,600,570
                                                                           12,282,869          581,300
Charter One Financial                     common          160903100        35,969,064        1,300,400
                                                                           10,236,966          370,100
Clear Channel Communications, Inc.        common          184502102        81,516,544        2,403,200
                                                                           20,185,792          595,100
Disney Company, The Walt                  common          254687106        69,945,392        4,109,600
                                                                           16,827,674          988,700
EMC Corporation                           common          268648102        20,802,879        2,877,300
                                                                            5,810,028          803,600
Echostar Corporation                      common          278262109        41,696,944        1,443,800
                                                                            8,866,160          307,000
Emerson Electric Company                  common          291011104        40,948,783          902,950
                                                                           11,877,165          261,900
Franklin Resources Inc.                   common          354613101        76,678,984        2,329,960
                                                                           17,675,961          537,100
Gannett Co., Inc.                         common          364730101        63,379,957          899,900
                                                                           18,339,972          260,400
Hughes Electronics Corporation            common          370442832        76,410,880        6,822,400
                                                                           18,751,040        1,674,200
Gillette Company                          common          375766102        57,854,706        1,869,900
                                                                           13,975,598          451,700
Hewlett-Packard Company                   common          428236103        49,172,210        3,162,200
                                                                           14,652,765          942,300
           Item 1                                     Item 6                  Item 7                        Item 8

                                                      Invest                                         Voting Authority
                                       -----------------------------------               ----------------------------------------
Name of Issuer                          (a)Sole     (b)Shared    (c)Other    Managers     (a) Sole       (b) Shared      (c)None
--------------                         ---------   -----------  ----------  ----------   ----------     ------------     --------
Abbott Laboratories                       X                                     All       2,198,000
                                          X                                     All                                       619,900
Agilent Technologies                      X                                     All       1,538,000
                                          X                                     All                                       485,100
American Express Company                  X                                     All       1,629,400
                                          X                                     All                                       509,500
American International Group, Inc.        X                                     All       1,277,020
                                          X                                     All                                       322,800
Amgen, Inc.                               X                                     All       1,154,400
                                          X                                     All                                       267,300
Automatic Data Processing, Inc.           X                                     All       2,655,800
                                          X                                     All                                       722,200
Bank of America Corporation               X                                     All         724,000
                                          X                                     All                                       220,500
Bank One Corporation                      X                                     All       1,960,384
                                          X                                     All                                       590,739
Boston Scientific Corporation             X                                     All       1,455,800
                                          X                                     All                                       422,700
Bristol-Myers Squibb Company              X                                     All       2,600,570
                                          X                                     All                                       581,300
Charter One Financial                     X                                     All       1,300,400
                                          X                                     All                                       370,100
Clear Channel Communications, Inc.        X                                     All       2,403,200
                                          X                                     All                                       595,100
Disney Company, The Walt                  X                                     All       4,109,600
                                          X                                     All                                       988,700
EMC Corporation                           X                                     All       2,877,300
                                          X                                     All                                       803,600
Echostar Corporation                      X                                     All       1,443,800
                                          X                                     All                                       307,000
Emerson Electric Company                  X                                     All         902,950
                                          X                                     All                                       261,900
Franklin Resources Inc.                   X                                     All       2,329,960
                                          X                                     All                                       537,100
Gannett Co., Inc.                         X                                     All         899,900
                                          X                                     All                                       260,400
Hughes Electronics Corporation            X                                     All       6,822,400
                                          X                                     All                                     1,674,200
Gillette Company                          X                                     All       1,869,900
                                          X                                     All                                       451,700
Hewlett-Packard Company                   X                                     All       3,162,200
                                          X                                     All                                       942,300

March 31, 2003                         Form 13F - Robert E. Torray & Co. Inc.

            Item 1                     Item 2       Item 3          Item 4        Item 5

                                       Title        CUSIP         Fair Market      Total
Name of Issuer                        of Class      Number           Value        Shares
--------------                        --------    ---------    ---------------  ---------
Honeywell International Inc.           common     438516106        51,270,408   2,400,300
                                                                   12,914,256     604,600
Illinois Tool Works Inc.               common     452308109       103,823,918   1,785,450
                                                                   30,435,710     523,400
Intel Corporation                      common     458140100        13,981,264     858,800
                                                                    3,739,516     229,700
Int'l Business Machines Corporation    common     459200101        33,058,245     421,500
                                                                    8,392,010     107,000
J.P. Morgan Chase & Co.                common     46625H100        69,714,276   2,940,290
                                                                   18,034,302     760,620
Johnson & Johnson                      common     478160104        95,893,484   1,657,050
                                                                   26,186,175     452,500
Kimberly-Clark Corporation             common     494368103        82,639,461   1,817,850
                                                                   22,489,153     494,702
Markel Corporation                     common     570535104        89,087,854     398,247
                                                                   17,015,965      76,066
Merck & Co., Inc.                      common     589331107        63,374,982   1,156,900
                                                                   19,726,278     360,100
Oracle Corporation                     common     68389X105        28,557,823   2,632,300
                                                                    8,283,212     763,500
Pfizer Inc.                            common     717081103        58,209,840   1,868,095
                                                                   15,047,164     482,900
Procter & Gamble Company               common     742718109        71,569,485     803,700
                                                                   21,906,300     246,000
SunMicrosystems                        common     866810104        11,785,226   3,615,100
                                                                    3,204,580     983,000
Tribune Company                        common     896047107        84,074,179   1,867,900
                                                                   24,548,454     545,400
United Technologies Corporation        common     913017109        92,301,239   1,597,460
                                                                   26,567,244     459,800
Wyeth                                  common     983024100        41,146,269   1,087,950
                                                                   10,044,992     265,600

                                                               ---------------
                                                                2,794,448,745
                                                               ===============
            Item 1                             Item 6            Item 7                 Item 8

                                               Invest                              Voting Authority
                                     --------------------------            -----------------------------
Name of Issuer                       (a)Sole (b)Shared (c)Other Managers    (a)Sole   (b)Shared  (c)None
--------------                       ------- --------- -------- --------   ---------  ---------  -------
Honeywell International Inc.            X                          All     2,400,300
                                        X                          All                           604,600
Illinois Tool Works Inc.                X                          All     1,785,450
                                        X                          All                           523,400
Intel Corporation                       X                          All       858,800
                                        X                          All                           229,700
Int'l Business Machines Corporation     X                          All       421,500
                                        X                          All                           107,000
J.P. Morgan Chase & Co.                 X                          All     2,940,290
                                        X                          All                           760,620
Johnson & Johnson                       X                          All     1,657,050
                                        X                          All                           452,500
Kimberly-Clark Corporation              X                          All     1,817,850
                                        X                          All                           494,702
Markel Corporation                      X                          All       398,247
                                        X                          All                            76,066
Merck & Co., Inc.                       X                          All     1,156,900
                                        X                          All                           360,100
Oracle Corporation                      X                          All     2,632,300
                                        X                          All                           763,500
Pfizer Inc.                             X                          All     1,868,095
                                        X                          All                           482,900
Procter & Gamble Company                X                          All       803,700
                                        X                          All                           246,000
SunMicrosystems                         X                          All     3,615,100
                                        X                          All                           983,000
Tribune Company                         X                          All     1,867,900
                                        X                          All                           545,400
United Technologies Corporation         X                          All     1,597,460
                                        X                          All                           459,800
Wyeth                                   X                          All     1,087,950
                                        X                          All                           265,600